Short-Term Borrowings – Related Party (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of short-term borrowings
	September 30,	December 31,
	2021	2020
Hong Kong KISEN Co., Ltd	$499,980	$-